Increase in inventory of finished goods	12 Months Ended
Mar. 31, 2026
Increase in Inventory of Finished Goods [Abstract]
Increase in inventory of finished goods
30.
Increase in inventory of finished goods

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Opening balance
Finished goods	—	—	1,875	20
Emission reduction certificates	—	—	—	—
Total	—	—	1,875	20

Closing balance
Finished goods	—	1,875	5,553	59
Emission reduction certificates	—	—	231	2
Total	—	1,875	5,784	62

Increase in inventory
Finished goods	—	(1,875)	(3,678)	(39)
Emission reduction certificates	—	—	(231)	(2)
Total	—	(1,875)	(3,909)	(42)